Reserves for unpaid losses and loss adjustment expenses	12 Months Ended
Dec. 31, 2019
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Reserves for unpaid losses and loss adjustment expenses
Reserves for unpaid losses and loss adjustment expenses
Sirius Group establishes loss and LAE reserves that are estimates of future amounts needed to pay claims and related expenses for events that have already occurred. Sirius Group also obtains reinsurance whereby another reinsurer contractually agrees to indemnify Sirius Group for all or a portion of the reinsurance risks underwritten by Sirius Group. Such arrangements, where one reinsurer provides reinsurance to another reinsurer, are usually referred to as "retrocessional reinsurance" arrangements. Sirius Group establishes estimates of amounts recoverable from retrocessional reinsurance in a manner consistent with the loss and LAE liability associated with reinsurance contracts offered to its customers (the "ceding companies"), net of an allowance for uncollectible amounts. Net reinsurance loss reserves represent loss and LAE reserves reduced by retrocessional reinsurance recoverable on unpaid losses.
In addition to those factors which give rise to inherent uncertainties in establishing loss and LAE reserves, the inherent uncertainties of estimating such reserves are even greater for the reinsurer, due primarily to: (1) the claim-tail for reinsurers and insurers working through MGUs being further extended because claims are first reported to either the original primary insurance company or the MGU and then through one or more intermediaries to reinsurers, (2) the diversity of loss development patterns among different types of reinsurance treaties, facultative contracts or direct insurance contracts, (3) the necessary reliance on the ceding companies, intermediaries, and MGUs for information regarding reported claims and (4) the differing reserving practices among ceding companies and MGUs.
As with insurance reserves, the process of estimating reinsurance reserves involves a considerable degree of judgment by management and, as of any given date, is inherently uncertain. Based on the above, such uncertainty may be larger relative to the reserves for a company that principally writes reinsurance compared to an insurance company, and certainty may take a longer time to emerge.
Upon notification of a loss from an insured (typically a ceding company), Sirius Group establishes case reserves, including LAE reserves, based upon Sirius Group's share of the amount of reserves reported by the insured and Sirius Group's independent evaluation of the loss. In cases where available information indicates that reserves reported by a ceding company are inadequate or excessive, Sirius Group establishes case reserves or incurred but not reported ("IBNR") in excess of or below its share of the reserves reported by the ceding company. Also, in certain instances, Sirius Group may decide not to establish case reserves or IBNR, when the information available indicates that reserves established by ceding companies are not adequately supported. In addition, specific claim information reported by insureds or obtained through claim audits can alert management to emerging trends such as changing legal interpretations of coverage and liability, claims from unexpected sources or classes of business, and significant changes in the frequency or severity of individual claims where customary. Generally, ceding company audits are not customary outside the United States. This information is often used to supplement estimates of IBNR.
Generally, initial actuarial estimates of IBNR reserves not related to a specific event are based on the loss ratio method applied to each class of business. Sirius Group regularly reviews the adequacy of its recorded reserves by using a variety of generally accepted actuarial methods, including historical incurred and paid loss development methods. Estimates of the initial expected ultimate losses involve management judgment and are based on historical information for that class of business, which includes loss ratios, market conditions, changes in pricing and conditions, underwriting changes, changes in claims emergence, and other factors that may influence expected ultimate losses. If actual loss activity differs substantially from expectations, an adjustment to recorded reserves may be warranted. As time passes, loss reserve estimates for a given year will rely more on actual loss activity and historical patterns than on initial loss ratio assumptions.
The actuarial methods are used to calculate a point estimate of loss and LAE reserves for each company within Sirius Group. These point estimates are then aggregated to produce an actuarial point estimate for Sirius Group. Once a point estimate is established, Sirius Group's actuaries estimate loss reserve ranges to measure the sensitivity of the actuarial assumptions used to set the point estimates. These ranges are calculated from historical variations in loss ratios, payment, and reporting patterns by class and type of business. Management then establishes an estimate for the carried loss and LAE reserves shown in the financial statement. The management selection is within the range of loss reserve estimates provided by Sirius Group's actuaries.
Loss and Loss Adjustment Expense Reserve Summary
The following table summarizes the loss and LAE reserve activities of Sirius Group for the years ended December 31, 2019, 2018, and 2017:

(Millions)	2019	2018	2017
Gross beginning balance	$2,016.7	$1,898.5	$1,620.1
Less beginning reinsurance recoverable on unpaid losses	(350.2)	(319.7)	(291.5)
Net loss and LAE reserve balance	1,666.5	1,578.8	1,328.6
Loss and LAE reserves acquired(1)	—	0.2	14.3
Losses and LAE incurred relating to:
Current year losses	1,066.5	907.3	811.8
Prior years losses	103.8	(7.3)	(0.6)
Total net incurred losses and LAE	1,170.3	900.0	811.2
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Foreign currency translation adjustment to net loss and LAE reserves	(4.4)	(20.9)	36.8
Loss and LAE paid relating to:
Current year losses	251.3	251.4	222.8
Prior years losses	660.0	540.3	389.5
Total loss and LAE payments	911.3	791.7	612.3
Net ending balance	1,921.2	1,666.5	1,578.8
Plus ending reinsurance recoverable on unpaid losses	410.3	350.2	319.7
Gross ending balance	$2,331.5	$2,016.7	$1,898.5
(1)Loss and LAE reserves acquired in 2018 relate to Sirius Group's purchase of Cedar; 2017 relate to Sirius Group's purchase of IMG.
Loss and LAE development - 2019
During the year ended December 31, 2019, Sirius Group had net unfavorable prior year loss reserve development of $103.8 million. Increases in loss reserve estimates were recorded in Global Reinsurance ($103.6 million) primarily attributable to prior year catastrophe events, including Typhoon Jebi and Hurricanes Michael, Florence, and Irma, and unfavorable loss reserve development in Casualty Reinsurance ($13 million) due to early reporting of large claims coupled with steady reporting of less severe claims.
Loss and LAE development - 2018
During the year ended December 31, 2018, Sirius Group had net favorable prior year loss reserve development of $7.3 million. During 2018, Sirius Group strengthened its Global Reinsurance loss reserves by $25.3 million in Other Property ($34.9 million) and Property Catastrophe Excess ($13.2 million), resulting from higher than expected loss reporting from recent accident years, including $21.4 million from Hurricanes Harvey, Irma, and Maria, partially offset by favorable loss reserve development in Aviation & Space ($7.9 million) and Marine ($6.8 million). The net favorable prior year loss reserve development of $17.6 million for Runoff & Other included reductions in World Trade Center claims in response to revised information received by the Company and runoff Casualty reserves. Global A&H recorded $15.0 million of net favorable loss reserve development due to lower than expected claims activity.
Loss and LAE development - 2017
During the year ended December 31, 2017, Sirius Group had net favorable prior year loss reserve development of $0.6 million. During 2017, Sirius Group strengthened its asbestos loss reserves by $59.0 million, which was offset by reductions of other runoff claims reserves of $45.7 million, which is reflected in the Runoff & Other segment. Global Reinsurance had net favorable prior year loss development of $9.9 million, which reflects favorable development for Marine ($5.4 million), Trade credit ($4.2 million), Aviation & Space ($1.7 million), and Contingency ($0.8 million).
Fair value adjustment to loss and LAE reserves
In connection with purchase accounting for acquisitions, Sirius Group is required to adjust loss and LAE reserves and the related reinsurance recoverables to fair value on their respective acquired balance sheets. The net reduction to loss and LAE reserves is being recognized through an income statement charge ratably with and over the period the claims are settled and is recorded within General and administrative expenses. Sirius Group recognized $0.1 million of such charges during the years ended December 31, 2019, 2018, and 2017, respectively. As of December 31, 2019, the pre-tax un-accreted adjustment was $0.7 million.
Asbestos and Environmental Loss and Loss Adjustment Expense Reserve Activity
In the Runoff & Other segment, Sirius Group's reserves include provisions made for claims that assert damages from asbestos and environmental ("A&E") related exposures primarily at Sirius America. Asbestos claims relate primarily to injuries asserted by those who came in contact with asbestos or products containing asbestos. Environmental claims relate primarily to pollution and related clean-up cost obligations, particularly as mandated by U.S. federal and state environmental protection agencies. In addition to the factors described above regarding the reserving process, Sirius Group estimates its A&E reserves based upon, among other factors, facts surrounding reported cases and exposures to claims, such as policy limits and deductibles, current law, past and projected claim activity, and past settlement values for similar claims, as well as analysis of industry studies and events, such as recent settlements and asbestos-related bankruptcies. The cost of administering A&E claims, which is an important factor in estimating loss reserves, tends to be higher than in the case of non-A&E claims due to the higher legal costs typically associated with A&E claims.
Sirius Group's A&E exposure is primarily from reinsurance contracts written between 1974 through 1985 by acquired companies, mainly MONY Reinsurance Company, which was acquired in 1991, and Christiania General Insurance Company, which was acquired in 1996. The exposures are mostly higher layer excess of loss treaty and facultative coverages with relatively low limits exposed for each claim.
The acquisition of companies having modest portfolios of A&E exposure has been typical of several prior Sirius Global Solutions transactions and is likely to be an element of at least some future acquisitions. However, the acquisition of new A&E liabilities is undertaken only after careful due diligence and utilizing conservative reserving assumptions in relation to industry benchmarks. In the case of portfolios acquired previously by Sirius Global Solutions, the exposures arise almost entirely from old assumed reinsurance contracts having small limits of liability.
During 2019, Sirius Group did not record any asbestos-related incurred losses and LAE on its asbestos reserves. Sirius Group recorded a decrease of $6.9 million and an increase of $59.0 million of asbestos-related incurred losses and LAE on its asbestos reserves in 2018 and 2017, respectively. The 2018 decrease was driven by favorable loss reserve development primarily due to benign claims activity on the Sirius Global Solutions portfolio. The 2017 increase was primarily a result of an in-depth analysis of Sirius Group's loss reserves undertaken in the second quarter of 2017.
Sirius Group recorded $0.7 million, $4.0 million, and $6.1 million of environmental losses in 2019, 2018, and 2017, respectively, on its already existing reserves.
Sirius Group's net reserves for A&E losses were $187.3 million and $200.3 million as of December 31, 2019 and 2018, respectively. Sirius Group's asbestos three-year net paid survival ratio was approximately 11.5 years and 10.2 years as of December 31, 2019 and 2018. Sirius Group's environmental three-year net paid survival ratio was approximately 4.0 years and 4.2 years as of December 31, 2019 and 2018, respectively.
Sirius Group's reserves for A&E losses as of December 31, 2019 represent management's best estimate of its ultimate liability based on information currently available. However, as case law expands, medical and clean-up costs increase, and industry settlement practices change, Sirius Group may be subject to asbestos and environmental losses beyond currently estimated amounts. Sirius Group cannot reasonably estimate at the present time loss reserve additions arising from any such future adverse developments and cannot be sure that allocated loss reserves will be sufficient to cover additional liability arising from any such adverse developments.
The following table summarizes reported A&E loss and LAE reserve activities (gross and net of reinsurance) for the years ended December 31, 2019, 2018, and 2017:

	2019		2018		2017
(Millions)	Gross	Net	Gross	Net	Gross	Net
Asbestos:
Beginning balance	$236.8	$184.4	$259.2	$204.6	$187.0	$166.4
Incurred losses and LAE	0.1	—	(6.9)	(6.9)	96.9	59.0
Paid losses and LAE	(12.2)	(11.1)	(15.5)	(13.3)	(24.7)	(20.8)
Ending balance	224.7	173.3	236.8	184.4	259.2	204.6
Environmental:
Beginning balance	16.7	15.9	16.7	16.0	18.5	13.9
Incurred losses and LAE	0.7	0.7	4.0	4.0	2.9	6.1
Paid losses and LAE	(2.9)	(2.6)	(4.0)	(4.1)	(4.7)	(4.0)
Ending balance	14.5	14.0	16.7	15.9	16.7	16.0
Total asbestos and environmental:
Beginning balance	253.4	200.3	275.9	220.6	205.5	180.3
Incurred losses and LAE	0.8	0.7	(3.0)	(2.9)	99.8	65.1
Paid losses and LAE	(15.0)	(13.7)	(19.5)	(17.4)	(29.4)	(24.8)
Ending balance	$239.2	$187.3	$253.4	$200.3	$275.9	$220.6

Net loss reserves by type
The following tables present Sirius Group's loss and LAE reserves, net of reinsurance, by type as of December 31, 2019 and 2018:

(Millions)	2019	2018
Case Reserve	$1,030.6	$924.5
IBNR Reserve	890.6	742.0
Loss and loss adjustment expense reserves, net of reinsurance	$1,921.2	$1,666.5

Reconciliation of liabilities for unpaid loss and LAE
The following table summarizes the ending liabilities for unpaid loss and LAE, net of reinsurance for each of Sirius Group's segments as of December 31, 2019:

(Millions) Liabilities for unpaid loss and LAE, net of reinsurance	As of December 31, 2019
Unpaid and allocated LAE reserves, net of reinsurance
Other Property	$490.7
Property Catastrophe Excess Reinsurance	286.0
Agriculture Reinsurance	68.1
Global A&H	176.9
Aviation & Space	109.2
Trade Credit	46.5
Environmental	4.6
Marine & Energy	52.4
Surety	4.9
Contingency	8.3
Casualty(1)	202.0
Runoff & Other	430.6
Total unpaid and allocated LAE reserves, net of reinsurance	1,880.2
Unallocated LAE	41.0
Total unpaid loss and LAE reserves, net of reinsurance	1,921.2
Reinsurance recoverable on unpaid losses
Other Property	137.3
Property Catastrophe Excess Reinsurance	60.0
Agriculture Reinsurance	2.0
Global A&H	42.9
Aviation & Space	40.3
Trade Credit	10.1
Environmental	4.6
Marine & Energy	8.7
Surety	0.5
Contingency	2.1
Casualty	1.2
Runoff & Other	100.6
Total reinsurance recoverable on unpaid losses	410.3
Total unpaid loss and LAE reserves	$2,331.5

(1)Casualty includes both Casualty Reinsurance in the Global Reinsurance reporting segment and Workers’ Compensation in the U.S. Specialty reporting segment. Sirius Group began providing Workers’ Compensation in the U.S. Specialty reporting segment in the latter part of 2018 and of the $18.5 included in Casualty reserves from Workers’ Compensation in the U.S. Specialty reporting segment, $17.3 is from the 2019 accident year.

The following table groupings, reflecting the Other Property, Property Catastrophe Excess Reinsurance, Agriculture Reinsurance, Global A&H, Aviation & Space, Trade Credit, Environmental, Marine & Energy, Surety, Contingency, Casualty Reinsurance, and Runoff & Other lines of business include three sections.
The first table (top section of grouping) presents, for each of the previous 10 accident years (1) cumulative total undiscounted incurred loss and allocated LAE, net of reinsurance, as of each of the previous 10 year-end evaluations, (2) total IBNR plus expected development on reported claims as of December 31, 2019, and (3) the cumulative number of reported claims as of December 31, 2019. The net loss reserves for losses and loss expenses related to the acquisitions described in Note 3 have been incorporated within the ten year short duration tables on a prospective basis. Sirius Group provides treaty reinsurance for a significant portion and across all lines of its business. Sirius Group does not receive, and as such does not maintain claims count information associated with many of its reinsurance contracts, especially proportional covers. As such, Sirius Group has determined that it is impracticable to provide this information.
The second table (middle section grouping) presents cumulative paid loss and allocated LAE, net of reinsurance for each of the previous 10 accident years, as of each of the previous 10 year-end evaluations. Also included in this table is a calculation of the liability for loss and allocated LAE as of December 31, 2019 which is then included in the reconciliation to the consolidated balance sheet presented above. The liability as of December 31, 2019 is calculated as the cumulative incurred loss and allocated LAE from the first table less the cumulative paid loss and allocated from the second table, plus any outstanding liabilities from accident years prior to 2010.
The third table (bottom section of grouping) is supplementary information about the average historical claims duration as of December 31, 2019. It shows the weighted average annual percentage payout of incurred loss and allocated LAE by accident year as of each age. For example, the first column is calculated as the incremental paid loss and allocated LAE in the first calendar year for each given accident year (e.g. calendar year 2010 for accident year 2010, calendar year 2011 for accident year 2011) divided by the cumulative incurred loss and allocated LAE as of December 31, 2019 for that accident year. The resulting ratios are weighted together using cumulative incurred loss and allocated LAE as of December 31, 2019.

Other Property (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	156.1	153.2	144.5	145.2	140.2	139.3	138.6	137.0	136.7	136.3	1.5	NA
2011		162.9	150.3	141.2	133.2	131.3	132.0	132.2	131.0	131.1	0.1	NA
2012			162.1	148.9	143.8	139.4	134.7	132.7	132.6	132.0	1.1	NA
2013				130.0	126.8	116.0	112.5	112.2	111.7	111.4	0.7	NA
2014					113.8	116.6	114.1	114.4	112.0	111.3	0.7	NA
2015						139.7	132.2	134.4	134.4	134.1	1.6	NA
2016							194.9	213.7	218.3	219.1	1.7	NA
2017								332.7	369.3	387.9	19.1	NA
2018									270.8	326.3	34.0	NA
2019										245.0	101.1	NA
									Total	1,934.5

Other Property (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	31.4	88.7	115.5	123.2	128.0	130.1	130.6	130.6	130.5	131.4
2011		26.6	79.1	102.8	115.7	121.7	124.2	126.8	126.5	127.1
2012			20.0	84.7	107.4	115.5	118.9	124.2	125.0	126.2
2013				27.2	71.4	95.4	101.9	105.2	105.8	106.3
2014					18.8	68.9	95.5	103.7	105.9	106.7
2015						30.8	93.0	114.3	123.9	127.7
2016							31.2	128.0	180.6	197.5
2017								58.2	222.4	298.6
2018									54.8	180.1
2019										46.2
									Total	1,447.8
	All outstanding liabilities before 2010, net of reinsurance									4.0
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									490.7

Other Property
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	17.8%	42.5%	20.1%	7.2%	3.1%	1.8%	0.9%	0.3%	0.1%	0.7%

Property Catastrophe Excess Reinsurance (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	136.1	131.0	131.0	130.2	122.8	121.9	121.4	120.7	121.3	127.3	0.1	NA
2011		152.6	89.7	142.7	121.4	118.0	117.2	117.1	117.2	117.2	0.2	NA
2012			145.0	57.8	51.1	49.2	49.7	44.8	45.0	46.5	0.5	NA
2013				70.3	76.5	73.5	72.9	72.1	71.8	71.4	—	NA
2014					55.4	57.0	54.3	54.4	54.3	54.8	0.5	NA
2015						27.4	29.3	26.9	25.9	25.0	0.2	NA
2016							50.4	47.7	42.4	41.2	2.3	NA
2017								105.4	123.4	117.4	8.3	NA
2018									160.4	178.0	9.1	NA
2019										169.9	35.1	NA
									Total	948.7

Property Catastrophe Excess Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	49.8	90.0	102.5	107.6	111.1	113.6	117.5	117.5	118.0	119.1
2011		15.9	54.7	96.0	114.4	114.7	115.2	116.1	116.2	116.7
2012			2.8	25.8	35.4	40.0	40.9	42.7	44.0	46.1
2013				10.9	48.3	60.7	65.5	66.8	68.0	68.9
2014					9.2	35.8	41.9	47.4	49.1	51.5
2015						1.8	9.3	16.6	19.9	22.4
2016							10.4	25.7	31.7	37.0
2017								13.2	67.4	86.4
2018									2.7	115.8
2019										3.3
									Total	667.2
	All outstanding liabilities before 2010, net of reinsurance									4.5
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									286.0

Property Catastrophe Excess Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	12.7%	45.7%	19.0%	9.8%	2.3%	2.0%	1.9%	0.7%	0.5%	0.8%

Agriculture Reinsurance (Millions)
	Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	12.8	10.8	10.9	10.7	10.6	10.7	10.7	10.7	10.7	10.7	—	NA
2011		21.5	21.5	21.7	21.7	21.7	21.6	21.6	21.6	21.6	—	NA
2012			41.1	45.9	45.9	45.8	47.0	47.0	47.0	46.9	—	NA
2013				9.1	10.8	12.9	13.0	12.8	12.8	12.8	—	NA
2014					9.7	8.2	8.5	8.9	8.9	9.0	—	NA
2015						7.0	9.1	9.4	9.4	9.4	—	NA
2016							33.1	30.5	29.5	29.6	0.2	NA
2017								50.2	46.8	46.1	(0.4)	NA
2018									39.1	41.3	3.3	NA
2019										71.8	46.0	NA
									Total	299.2

Agriculture Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	0.5	10.6	10.8	10.6	10.6	10.6	10.6	10.6	10.6	10.7
2011		1.0	21.3	21.6	21.6	21.6	21.6	21.6	21.6	21.6
2012			19.0	45.4	45.7	45.6	46.9	46.9	46.9	46.9
2013				7.1	10.6	12.8	13.0	12.8	12.8	12.8
2014					6.5	8.1	8.8	8.8	8.9	9.0
2015						1.5	7.7	8.9	9.2	9.2
2016							10.0	27.8	29.2	29.5
2017								9.0	43.3	46.1
2018									2.6	35.8
2019										9.5
									Total	231.1
	All outstanding liabilities before 2010, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									68.1

Agriculture Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	22.3%	67.5%	4.8%	0.4%	1.1%	0.1%	0.1%	—%	—%	—%

Global A&H (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	118.4	125.4	123.0	122.1	121.8	121.8	121.9	121.8	121.7	121.7	(0.1)	NA
2011		161.3	176.7	172.3	171.6	171.6	171.6	171.4	171.4	171.5	0.1	NA
2012			163.4	160.1	147.8	147.1	146.9	146.7	146.6	146.5	(0.1)	NA
2013				125.5	123.3	118.8	118.3	117.7	116.9	116.8	—	NA
2014					130.8	131.9	130.3	130.3	129.4	129.4	0.1	NA
2015						152.7	148.8	145.5	144.2	143.8	0.3	NA
2016							173.3	187.1	183.0	181.5	2.5	NA
2017								176.4	172.6	165.9	1.4	NA
2018									198.3	205.5	13.4	NA
2019										271.9	89.1	NA
									Total	1,654.5

Global A&H (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	53.1	102.2	119.2	121.4	121.7	121.8	121.9	121.9	121.9	122.0
2011		71.2	139.2	166.1	171.1	171.5	171.6	171.6	171.6	171.7
2012			72.2	136.1	146.1	146.5	146.6	146.6	146.6	146.6
2013				54.4	103.7	114.2	115.6	116.8	116.3	116.3
2014					59.2	111.1	124.6	126.3	126.3	127.0
2015						75.4	129.8	141.2	142.8	143.1
2016							98.2	164.4	176.0	177.9
2017								61.5	150.7	163.0
2018									89.0	186.1
2019										128.7
									Total	1,482.4
	All outstanding liabilities before 2010, net of reinsurance									4.8
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									176.9

Global A&H
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	46.1%	42.6%	9.6%	1.4%	0.3%	0.1%	—%	—%	0.1%	—%

Aviation & Space (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	42.4	47.2	46.9	44.4	42.9	42.0	41.8	41.3	41.6	41.4	(0.4)	NA
2011		46.8	42.2	37.8	35.8	34.6	34.4	35.7	35.0	35.2	(0.2)	NA
2012			35.6	34.3	30.2	28.2	28.4	29.5	29.5	28.5	(0.3)	NA
2013				40.5	36.4	33.3	31.9	32.9	32.9	33.0	(0.5)	NA
2014					37.3	39.9	36.6	35.8	35.9	33.9	(3.0)	NA
2015						37.6	34.0	38.1	37.1	36.5	(0.9)	NA
2016							32.0	32.5	33.5	35.8	2.9	NA
2017								33.8	42.8	44.1	1.4	NA
2018									47.9	50.5	6.7	NA
2019										60.5	39.9	NA
									Total	399.4

Aviation & Space (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	12.0	22.0	31.3	36.0	37.5	38.5	39.4	39.6	40.7	41.0
2011		10.1	22.6	28.5	31.4	32.6	34.0	34.7	34.6	35.5
2012			7.6	18.4	22.6	24.6	27.3	28.2	28.7	28.4
2013				13.5	19.8	24.0	26.6	28.4	29.1	30.5
2014					8.0	17.8	23.5	26.1	28.1	28.8
2015						10.5	21.0	27.0	33.4	34.9
2016							7.8	19.6	26.7	29.1
2017								9.0	23.6	32.5
2018									14.3	27.4
2019										8.3
									Total	296.4
	All outstanding liabilities before 2010, net of reinsurance									6.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									109.2

Aviation & Space
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	25.3%	29.4%	17.8%	9.6%	5.2%	2.7%	2.5%	(0.3)%	2.6%	0.4%

Trade Credit (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	13.7	12.0	9.3	9.5	9.6	9.4	9.4	9.5	9.6	9.4	(0.3)	NA
2011		28.4	28.2	26.7	26.5	26.5	25.8	25.8	25.6	25.4	(0.3)	NA
2012			33.6	33.9	32.2	32.4	32.0	32.0	31.7	31.3	(0.2)	NA
2013				28.8	27.9	27.1	26.9	27.5	27.0	27.3	0.6	NA
2014					22.2	22.2	23.0	20.9	20.6	20.5	0.5	NA
2015						19.7	19.3	18.8	18.1	17.3	—	NA
2016							14.9	12.9	12.3	11.4	—	NA
2017								18.8	19.8	18.9	2.5	NA
2018									24.6	24.8	4.4	NA
2019										30.1	13.8	NA
									Total	216.4

Trade Credit (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	1.7	5.1	7.6	8.4	8.8	8.9	9.1	9.2	9.3	9.3
2011		6.4	17.1	23.1	24.3	25.2	25.5	25.2	25.3	25.3
2012			14.4	26.2	30.4	31.1	31.5	31.3	31.3	31.2
2013				11.3	19.4	22.3	23.5	23.9	24.0	24.1
2014					7.7	13.4	17.4	18.8	19.3	19.3
2015						4.5	12.0	15.4	16.4	16.3
2016							4.5	8.8	10.4	11.0
2017								3.0	8.8	12.6
2018									7.6	16.2
2019										8.8
									Total	174.1
	All outstanding liabilities before 2010, net of reinsurance									4.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									46.5

Trade Credit
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	32.3%	35.4%	17.6%	4.8%	1.8%	0.3%	0.1%	0.1%	0.3%	(0.2)%

Environmental (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	—	—	—	—	—	—	—	—	—	—	—	NA
2011		—	—	—	—	—	—	—	—	—	—	NA
2012			—	—	—	—	—	—	—	—	—	NA
2013				—	—	—	—	—	—	—	—	NA
2014					—	—	—	—	—	—	—	NA
2015						—	—	—	—	—	—	NA
2016							—	—	—	—	—	NA
2017								—	—	—	—	NA
2018									0.4	0.1	—	NA
2019										4.6	0.8	NA
									Total	4.7

Environmental (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	—	—	—	—	—	—	—	—	—	—
2011		—	—	—	—	—	—	—	—	—
2012			—	—	—	—	—	—	—	—
2013				—	—	—	—	—	—	—
2014					—	—	—	—	—	—
2015						—	—	—	—	—
2016							—	—	—	—
2017								—	—	—
2018									—	—
2019										0.1
									Total	0.1
	All outstanding liabilities before 2010, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									4.6

Environmental
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	1.0%	6.3%	—%	—%	—%	—%	—%	—%	—%	—%

Marine & Energy (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	30.5	33.3	31.0	30.7	32.1	31.7	30.4	30.2	30.0	30.0	0.1	NA
2011		36.7	33.0	30.7	31.2	32.2	31.6	31.7	31.6	32.3	(0.3)	NA
2012			27.2	33.4	36.0	37.5	37.9	36.8	36.3	36.2	1.7	NA
2013				23.2	20.5	19.2	18.2	18.0	18.0	18.1	0.2	NA
2014					23.2	21.4	19.4	18.2	17.8	18.4	(0.3)	NA
2015						29.3	31.0	28.9	28.4	28.3	0.2	NA
2016							28.2	29.1	28.3	28.3	0.8	NA
2017								37.2	34.8	34.6	2.2	NA
2018									23.1	25.4	3.2	NA
2019										18.8	6.7	NA
									Total	270.4

Marine & Energy (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	5.0	12.2	17.1	19.5	21.3	26.7	27.5	28.5	28.7	28.8
2011		4.4	14.4	21.8	25.2	28.0	28.8	29.3	29.7	30.4
2012			5.2	14.8	24.2	27.1	29.1	31.0	32.6	33.8
2013				2.9	9.3	12.6	14.0	14.4	14.9	15.1
2014					4.1	10.2	13.6	15.0	15.7	15.8
2015						4.3	11.6	21.5	25.9	26.9
2016							6.8	17.4	21.3	24.2
2017								7.2	18.1	26.1
2018									5.2	13.9
2019										3.8
									Total	218.8
	All outstanding liabilities before 2010, net of reinsurance									0.8
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									52.4

Marine & Energy
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	18.1%	30.5%	22.2%	9.7%	5.4%	6.4%	2.6%	2.7%	1.4%	0.7%

Surety (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	0.1	0.1	0.2	0.4	0.4	0.3	0.3	0.1	0.1	0.1	0.1	NA
2011		0.3	0.5	0.6	0.6	0.4	0.4	0.2	0.2	0.2	0.2	NA
2012			0.5	0.6	0.6	0.4	0.4	0.3	0.3	0.3	0.3	NA
2013				1.0	0.9	0.7	0.5	0.7	0.9	0.8	0.2	NA
2014					1.2	1.1	1.0	1.1	1.3	1.1	0.3	NA
2015						1.0	1.2	1.0	0.8	0.7	0.3	NA
2016							—	—	0.5	0.3	—	NA
2017								0.6	0.4	0.4	0.3	NA
2018									0.9	1.0	0.9	NA
2019										1.2	1.2	NA
									Total	6.1

Surety (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	—	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1
2011		0.1	0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2
2012			0.1	0.1	0.1	0.2	0.2	0.2	0.2	0.2
2013				0.1	0.1	0.2	0.3	0.5	0.6	0.6
2014					—	0.2	0.4	0.7	0.9	1.2
2015						—	0.2	0.3	0.4	0.5
2016							—	—	0.3	0.3
2017								—	—	—
2018									—	—
2019										—
									Total	3.1
	All outstanding liabilities before 2010, net of reinsurance									1.9
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									4.9

Surety
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	7.3%	9.0%	19.0%	14.7%	12.4%	17.8%	1.7%	2.0%	0.9%	0.3%

Contingency (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	5.5	5.9	4.5	4.4	4.2	4.1	4.1	4.1	4.1	4.1	—	NA
2011		7.7	7.1	6.6	6.5	6.5	6.6	6.6	6.6	6.6	—	NA
2012			9.6	8.6	8.7	8.5	8.3	8.1	8.1	8.0	—	NA
2013				5.5	4.2	3.6	3.6	3.6	3.6	3.6	0.1	NA
2014					4.2	7.0	5.2	4.7	4.7	4.7	—	NA
2015						9.9	9.6	9.0	8.9	8.9	0.1	NA
2016							17.6	18.0	17.0	17.3	0.2	NA
2017								9.7	10.6	11.2	0.8	NA
2018									9.4	9.0	1.4	NA
2019										3.0	1.4	NA
									Total	76.4

Contingency (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	1.9	3.4	3.5	3.5	3.9	4.0	4.1	4.1	4.1	4.1
2011		2.0	5.7	6.4	6.4	6.5	6.5	6.5	6.5	6.5
2012			5.3	7.1	8.5	8.4	8.3	8.1	8.1	8.1
2013				1.8	3.0	3.3	3.3	3.3	3.3	3.3
2014					1.6	3.7	4.4	4.5	4.5	4.5
2015						2.8	7.1	7.8	7.8	8.7
2016							11.6	15.2	16.0	16.8
2017								3.0	7.0	9.4
2018									1.8	6.2
2019										0.3
									Total	67.9
	All outstanding liabilities before 2010, net of reinsurance									(0.1)
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									8.3

Contingency
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	42.2%	36.2%	10.8%	1.7%	3.2%	—%	0.2%	0.4%	0.4%	—%

Casualty (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	1.7	1.5	1.6	1.4	1.1	0.9	0.6	0.6	0.5	0.5	—	NA
2011		0.5	0.4	0.4	0.3	0.3	0.2	0.2	0.2	0.2	—	NA
2012			0.2	0.2	0.4	0.5	0.5	0.5	0.5	0.4	—	NA
2013				0.4	0.4	0.4	0.4	0.5	0.5	0.5	—	NA
2014					0.4	0.4	0.5	0.5	0.5	0.6	—	NA
2015						0.5	0.8	0.6	0.5	0.6	—	NA
2016							0.2	0.3	0.3	0.1	—	NA
2017								9.7	9.7	12.5	7.2	NA
2018									53.4	63.5	41.3	NA
2019										141.9	116.0	NA
									Total	220.8

Casualty (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	—	—	0.1	0.1	0.2	0.4	0.3	0.4	0.4	0.3
2011		—	—	0.1	0.1	0.2	0.2	0.2	0.2	0.2
2012			—	—	0.1	0.2	0.1	0.2	0.2	0.3
2013				0.1	0.1	0.2	0.3	0.4	0.4	0.5
2014					0.1	0.2	0.4	0.4	0.4	0.5
2015						0.2	0.4	0.4	0.4	0.4
2016							—	0.1	0.1	0.2
2017								—	0.6	1.6
2018									2.0	8.1
2019										10.6
									Total	22.7
	All outstanding liabilities before 2010, net of reinsurance									3.9
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									202.0

Casualty
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	5.9%	9.4%	9.5%	11.1%	7.3%	10.0%	0.6%	13.4%	1.0%	0.7%

Runoff & Other (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	282.3	283.2	283.4	284.0	285.1	286.6	287.6	287.7	287.0	291.5	5.4	NA
2011		221.5	222.8	223.9	224.5	225.0	225.9	225.4	225.0	223.9	2.9	NA
2012			3.6	4.0	4.1	4.2	4.1	4.1	3.9	3.7	1.1	NA
2013				1.2	0.2	0.2	0.2	0.1	0.2	0.4	—	NA
2014					0.2	0.2	0.3	0.4	0.5	0.5	—	NA
2015						9.5	15.7	17.5	18.0	18.0	0.2	NA
2016							11.8	12.1	11.7	11.6	—	NA
2017								0.6	0.7	0.7	—	NA
2018									30.3	28.6	2.6	NA
2019										0.3	0.2	NA
									Total	579.2

Runoff & Other (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	160.1	263.2	265.5	269.6	272.8	276.4	278.3	280.2	280.9	281.3
2011		206.9	209.0	211.2	213.0	214.7	216.7	218.2	218.8	219.3
2012			0.3	1.3	1.8	2.2	2.4	2.4	2.5	2.7
2013				0.7	0.1	0.1	0.1	0.1	0.1	0.2
2014					—	—	0.1	0.2	0.3	0.5
2015						5.2	10.0	15.3	16.6	17.3
2016							6.2	10.1	11.0	11.3
2017								0.4	0.5	0.6
2018									7.9	12.6
2019										—
									Total	545.8
	All outstanding liabilities before 2010, net of reinsurance									397.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									430.6

Runoff & Other
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	66.9%	20.6%	2.0%	1.5%	1.1%	1.1%	0.7%	0.5%	0.2%	0.1%